Fort Pitt Capital Total Return
Schedule of Investments
as of January 31, 2024 (Unaudited)

COMMON STOCKS - 97.2%	Shares	Value
Aerospace/Defense - 2.0%
RTX Corp.	13,301	$1,211,987

Applications Software - 6.8%
Microsoft Corp.	10,572	4,203,216

Brewery - 3.6%
Constellation Brands, Inc. - Class A	9,079	2,225,081

Commercial Services - 1.7%
GXO Logistics, Inc.(a)	18,522	1,007,226

Computer Aided Design - 0.7%
ANSYS, Inc.(a)	1,242	407,165

Computers - 2.6%
Apple, Inc.	8,730	1,609,812

Diagnostic Equipment - 6.4%
Danaher Corp.	5,972	1,432,743
Thermo Fisher Scientific, Inc.	4,730	2,549,375
		3,982,118

Diversified Manufacturing Operations - 7.5%
Parker-Hannifin Corp.	9,971	4,631,530

Electronic Components-Semiconductors - 12.6%
Advanced Micro Devices, Inc.(a)	31,688	5,313,761
Broadcom, Inc.	1,088	1,283,840
Texas Instruments, Inc.	7,178	1,149,341
		7,746,942

Finance-Investment Banking/Brokerages - 3.2%
Charles Schwab Corp.	30,963	1,948,192

Instruments-Controls - 3.2%
Honeywell International, Inc.	9,749	1,971,833

Insurance Brokers - 6.3%
Arthur J. Gallagher & Co.	16,633	3,861,517

Investment Management/Advisor Services - 3.0%
Apollo Global Management, Inc.	18,594	1,866,838

Lasers-Systems-Components - 3.2%
Coherent Corp.(a)	41,021	1,950,138

Machinery-Farm - 2.5%
Deere & Co.	3,965	1,560,545

Medical Products - 4.0%
Abbott Laboratories	21,934	2,481,832

Medical-Drugs - 4.0%
Bristol-Myers Squibb Co.	23,183	1,132,953
Merck & Co., Inc.	11,174	1,349,596
		2,482,549

Office Automation & Equipment - 1.2%
Zebra Technologies Corp. - Class A(a)	3,000	718,650

Oil Companies -Exploration & Production - 1.1%
Devon Energy Corp.	15,823	664,882

Pipelines - 1.7%
Kinder Morgan, Inc.	61,034	1,032,695

Private Equity - 2.9%
Blackstone, Inc.	14,470	1,800,791

Retail-Apparel/Shoes - 2.0%
Lululemon Athletica, Inc.(a)	2,756	1,250,728

Retail-Building Products - 2.5%
Lowe's Cos., Inc.	7,239	1,540,749

Retail-Gardening Products - 1.2%
Tractor Supply Co.	3,270	734,442

Semiconductor Equipment - 1.5%
Lam Research Corp.	1,109	915,114

Super-Regional Banks-U.S. - 2.8%
PNC Financial Services Group, Inc.	11,527	1,742,998

Telecommunication Equipment - 4.0%
Ciena Corp.(a)	46,404	2,459,412

Web Portals/ISP - 3.0%
Alphabet, Inc. - Class A(a)	13,038	1,826,624
TOTAL COMMON STOCKS (Cost $29,237,217)		59,835,606

REAL ESTATE INVESTMENT TRUST - 1.4%
Real Estate - 1.4%
Gaming and Leisure Properties, Inc.	18,521	845,484
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $944,106)		845,484

MONEY MARKET FUND - 1.4%
Money Market Fund - 1.4%
Invesco STIT-Government & Agency Portfolio - Institutional Class, 5.25%(b)	858,190	858,190
TOTAL MONEY MARKET FUND (Cost $858,190)		858,190

TOTAL INVESTMENTS - 100.0% (Cost $31,039,513)		61,539,280
Other Assets in Excess of Liabilities - 0.0%(c)		17,842
TOTAL NET ASSETS - 100.0%		$61,557,122

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of January 31, 2024.
(c)	Represents less than 0.05% of net assets.

Fort Pitt Capital Total Return Fund
Summary of Fair Value Disclosure at January 31, 2024 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2024:

	Level 1	Level 2	Level 3	Total

Common Stocks	$59,835,606	$–	$–	$59,835,606
Real Estate Investment Trust	845,484	–	–	845,484
Money Market Fund	858,190	–	–	858,190
Total Investments	$61,539,280	$–	$–	$61,539,280

Refer to the Schedule of Investments for industry classifications.